6. INVESTMENT IN ASSOCIATES - ROYALTY INTEREST	12 Months Ended
Sep. 30, 2019
Notes
6. INVESTMENT IN ASSOCIATES - ROYALTY INTEREST

6.    INVESTMENT IN ASSOCIATES – ROYALTY INTEREST

On April 29, 2015, the Company acquired a 36% interest in Pucarana S.A.C. (“Pucarana”), an exploration company in Peru holding the Pucarana property.

On May 22, 2015, Pucarana signed an Assignment Agreement with Compania de Minas Buenaventura S.A.A. (“Buenaventura”) whereby Pucarana assigned to Buenaventura the rights to the Pucarana property.  In consideration, Buenaventura granted a 3% NSR royalty to Pucarana that is then distributed as to 60% to Alamos Gold Inc. (1.8% NSR), 36% to the Company (1.08% NSR) and 4% to Gallant Minerals Ltd (0.12% NSR).

Prior to the Company’s investment in Pucarana, the Company had capitalized, as exploration and evaluation assets, $566,782 in exploration and evaluation expenditures incurred on its Pucarana property. This amount, with minor adjustments, has been carried forward as the cost of the Company’s 36% investment. The investment is accounted for using the equity method. To date, no dividends have been received from the associate. As at September 30, 2019, summarized financial information for the associate is as follows:

•        Current assets - $Nil (2018 - $Nil)

•        Non-current assets - $53,715 (2018 - $53,580)

•        Current liabilities - $111 (2018 - $445)

•        Non-current liabilities - $85,317 (2018 - $79,359)

To date, there is no profit or loss from continuing operations.  As of September 30, 2019, the Company wrote off $560,139 in investment in associates – royalty interest.